UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-08189
J.P. Morgan Fleming Mutual Fund Group, Inc.
(Exact name of registrant as specified in charter)
522 Fifth Avenue New York, New York		10036
(Address of principal executive offices)		(Zip code)

Stephen M. Benham 522 Fifth Avenue New York, New York 10036
(Name and address of agent for service)

Registrant's telephone number, including area code:		(800) 480-4111

Date of fiscal year end:	December 31, 2005

Date of reporting period:	March 31, 2005

ITEM 1. SCHEDULE OF INVESTMENTS.

J.P. Morgan Fleming Mutual Fund Group, Inc.

Schedule of Portfolio Investments as of March 31, 2005

(Unaudited)

THE “UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS” LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.  The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.

JPMorgan Distribution Services, Inc.

© J.P. Morgan Chase & Co., 2005.

JPMorgan Mid Cap Value Fund

Schedule of Portfolio Investments

As of March 31, 2005 (Unaudited)

(Amounts in thousands)

Shares	Security Description	Value
COMMON STOCKS — 94.4%
Aerospace & Defense — 1.3%
931	United Defense Industries, Inc.	$68,361
Auto Components — 0.7%
771	BorgWarner, Inc.	37,537
Beverages — 0.9%
823	Brown-Forman Corp., Class B	45,066
Building Products — 0.7%
835	American Standard Cos., Inc.	38,811
Capital Markets — 2.5%
655	Legg Mason, Inc.	51,201
1,091	Northern Trust Corp.	47,411
539	T. Rowe Price Group, Inc.	31,988
		130,600
Chemicals — 3.7%
1,511	Albemarle Corp.	54,936
1,269	International Flavors & Fragrances, Inc.	50,130
705	PPG Industries, Inc.	50,429
666	Sigma-Aldrich Corp.	40,817
		196,312
Commercial Banks — 6.3%
538	Cullen/Frost Bankers, Inc.	24,282
1,228	M&T Bank Corp.	125,299
3,719	North Fork Bancorp, Inc.	103,178
922	TCF Financial Corp.	25,027
1,555	Wilmington Trust Corp.	54,587
		332,373
Commercial Services & Supplies — 0.7%
1,156	Republic Services, Inc.	38,696
Computers & Peripherals — 0.7%
480	Lexmark International, Inc., Class A (a)	38,394
Construction Materials — 2.2%
711	Florida Rock Industries, Inc.	41,848
1,351	Vulcan Materials Co.	76,800
		118,648
Containers & Packaging — 1.9%
1,051	Ball Corp.	43,591
2,473	Pactiv Corp. (a)	57,740
		101,331
Distributors — 0.6%
737	Genuine Parts Co.	32,070
Diversified Financial Services — 0.7%
1,018	Principal Financial Group	39,183
Diversified Telecommunication Services — 3.5%
1,677	Alltel Corp.	92,000
2,809	CenturyTel, Inc.	92,251
		184,251
Electric Utilities — 2.0%
1,028	DPL, Inc.	25,703
736	PPL Corp.	39,747
1,824	Westar Energy, Inc.	39,480
		104,930
Electrical Equipment — 0.9%
677	Cooper Industries Ltd., Class A	48,433
Food Products — 2.6%
1,813	Dean Foods Co. (a)	62,172
1,365	Hormel Foods Corp.	42,453
688	JM Smucker Co. (The)	34,618
		139,243
Gas Utilities — 0.8%
805	AGL Resources, Inc.	28,115
357	UGI Corp.	16,224
		44,339
Health Care Providers & Services — 5.6%
1,557	Coventry Health Care, Inc. (a)	106,074
2,087	IMS Health, Inc.	50,902
1,152	Manor Care, Inc.	41,890
798	Omnicare, Inc.	28,303
330	Quest Diagnostics	34,682
850	Renal Care Group, Inc. (a)	32,242
		294,093

Hotels, Restaurants & Leisure — 2.1%
1,300	Applebees International, Inc.	35,822
1,668	Outback Steakhouse, Inc.	76,378
		112,200
Household Durables — 1.9%
861	Fortune Brands, Inc.	69,390
400	Mohawk Industries, Inc. (a)	33,720
		103,110
Household Products — 0.7%
612	Clorox Co.	38,562
Industrial Conglomerates — 1.3%
949	Carlisle Cos., Inc.	66,212
Insurance — 8.5%
3,816	Assurant, Inc.	128,603
989	Cincinnati Financial Corp.	43,135
1,714	IPC Holdings Ltd.	67,342
3,803	Old Republic International Corp.	88,581
649	PartnerRe Ltd.	41,932
1,080	Safeco Corp.	52,587
831	Willis Group Holdings Ltd.	30,632
		452,812
IT Services — 0.8%
797	Affiliated Computer Services, Inc., Class A (a)	42,406
Machinery — 2.5%
1,653	Crane Co.	47,576
796	Harsco Corp.	47,473
600	Parker-Hannifin Corp.	36,570
		131,619
Media — 4.8%
1,781	Dex Media, Inc.	36,786
1,308	E.W. Scripps Co., Class A	63,772
1,114	Gannett Co., Inc.	88,103
1,718	Interactive Data Corp. (a)	35,648
460	Knight Ridder, Inc.	30,908
		255,217
Multi-Utilities & Unregulated Power — 2.9%
607	Energen Corp.	40,439
1,388	Energy East Corp.	36,399
479	Questar Corp.	28,369
1,304	SCANA Corp.	49,820
		155,027
Multiline Retail — 2.5%
2,527	Family Dollar Stores, Inc.	76,726
610	May Department Stores Co. (The)	22,582
1,078	Tuesday Morning Corp. (a)	31,128
		130,436
Oil & Gas — 8.0%
674	Ashland, Inc.	45,461
1,694	Burlington Resources, Inc.	84,793
2,038	Devon Energy Corp.	97,319
1,417	Kinder Morgan, Inc.	107,237
783	Marathon Oil Corp.	36,729
848	Premcor, Inc.	50,585
		422,124
Paper & Forest Products — 0.5%
767	MeadWestvaco Corp.	24,415
Real Estate — 3.1%
1,145	Brookfield Properties Co.	44,090
316	Forest City Enterprises, Inc.	20,167
552	PS Business Parks, Inc., Class A (REIT)	22,238
330	Public Storage, Inc. (REIT)	18,802
1,154	Rayonier, Inc. (REIT)	57,181
		162,478
Software — 0.7%
1,295	Computer Associates International, Inc.	35,084
Specialty Retail — 6.4%
2,761	Autonation, Inc. (a)	52,288
1,647	AutoZone, Inc. (a)	141,156
811	Sherwin-Williams Co. (The)	35,689
1,265	Tiffany & Co.	43,668
2,739	TJX Cos., Inc.	67,464
		340,265
Textiles, Apparel & Luxury Goods — 4.2%
1,532	Columbia Sportswear Co. (a)	81,543
2,408	V.F. Corp.	142,421
		223,964

Thrifts & Mortgage Finance — 4.3%
2,102	Golden West Financial Corp.	127,165
832	MGIC Investment Corp.	51,279
1,135	Webster Financial Corp.	51,558
		230,002
Wireless Telecommunication Services — 0.9%
572	Telephone & Data Systems, Inc.	46,659
	Total Common Stocks (Cost $4,515,426)	5,005,263

SHORT-TERM INVESTMENTS — 6.4%
Investment Companies — 6.4%
341,854	JPMorgan Prime Money Market Fund (b) (m) (Amortized Cost $341,854)	341,854

Principal Amount
INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED — 5.8%
Repurchase Agreements — 5.8%
$56,222	Cantor Fitzgerald Securities, 2.91%, dated 03/31/05, due 04/01/05, repurchase price $56,227, collateralized by U.S. Government Agency Securities	56,222
250,000	Goldman Sachs & Co., 2.89%, dated 03/31/05, due on 04/11/05, repurchase price $250,221, collateralized by corporate collateralized mortgage obligations	250,000
	Total Investments of Cash Collateral for Securities Loaned (Amortized Cost $306,222)	306,222

Total Investments — 106.6% (Cost/Amortized Cost $5,163,502)		5,653,339
Other Liabilities in Excess of Assets — (6.6)%		(349,692)
Net Assets — 100.0%		$5,303,647

REIT	Real Estate Investment Trust

(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by JPMorgan Investment Management, Inc. or JPMorgan Investment Advisors, Inc.
(m)	All or a portion of this security is segregated with the custodian for TBA, when issued, delayed delivery securities, and reverse repurchase agreements.

As of March 31, 2005, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$509,270
Aggregate gross unrealized depreciation	(19,433)
Net unrealized appreciation/depreciation	$489,837

Federal income tax cost of investments	$5,163,502

ITEM 2. CONTROLS AND PROCEDURES.

(a)          The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)         Effective February 19, 2005, the Registrant changed its Administrator from JPMorgan Chase Bank to JPMorgan Funds Management, Inc.  In addition, J.P. Morgan Investor Services, Co. now serves as the sub-administrator. The Administrator and sub-administrator prepare financial reports and administrative filings on behalf of the Registrant. All pre-existing policies and procedures remain substantially the same.

ITEM 3. EXHIBITS.

CERTIFICATIONS PURSUANT TO RULE 30a-2(a) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

J.P. Morgan Fleming Mutual Fund Group, Inc.

By:	/s/ George C. W. Gatch
George C. W. Gatch
President
May 26, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ George C. W. Gatch
George C. W. Gatch
President
May 26, 2005

By:	/s/ Suzanne Cioffi
Suzanne Cioffi
Principal Financial Officer
May 26, 2005